Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 304	$ 243
Derivative financial instruments	263	2,668
Total	$ 567	$ 2,911